Income tax	9 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
Income tax

Note 12 - Income tax:

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands (“BVI”), is not subject to any form of taxation and therefore there is no tax rate to be applied and will continue to be in the future. The laws of the BVI specifically provide that a BVI business entity such as BBB Foods Inc. is exempt from any income, capital gains, estate or other tax in the British Virgin Islands. However, the statutory rate of income tax in Mexico applicable to the Company’s Mexican Subsidiaries was and will continue to be 30%.

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full fiscal year. In addition, there were no enacted or substantially enacted tax rates to recognize the remeasurement of deferred tax balances in the interim periods.

The Company estimates the amount of expenditure and the likely level of tax benefits in the coming interim periods and the likely effect on the effective tax rate for the full year. The expenditures related to the opening of new stores which consisted mainly in new leases and property, furniture, equipment, and leasehold improvements had a material effect on the effective tax rate. Therefore, the Company recognized a net deferred tax assets of Ps. 260,012 and Ps.102,473 in the nine-month periods ended September 30, 2024 and 2023, respectively, and spread the effect of the change in the deferred tax assets over the full years ending December 31, 2024, and 2023, respectively, based on application of an annual effective tax rate.

As indicated above, the transactions in BVI, are not subject to tax, and the Mexican subsidiaries are subject to 30% tax rate. Therefore, according to IAS 34 the Company determined the estimated average annual tax rate used for the nine-month periods ended September 30, 2024, and 2023 separately for the transactions of each jurisdiction, where the 0% tax rate was used to the items related to BVI, and 39% and 60% respectively for the Mexican subsidiaries, which exclude the impact of the non-deductible share based payments that were not considered in the effective tax rate given the distortive effect, but instead such impact was considered on each of the interim periods as they arose. Although the Company historically had losses before income taxes at the consolidated level, the Mexican Subsidiaries had historically had profits before income taxes (without considering the share-based payments expense) to which an annual income tax is expected to be recognized for the full fiscal year. Moreover, in the nine-month period ended on September 30, 2024, the Company generated a consolidated profit before income tax.